Other Financial Assets - Summary of Other Financial Assets by Component (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Current assets	¥ 1,715,675	¥ 2,507,248
Non-current assets	10,556,431	9,517,267
Other financial assets	12,272,107	12,024,515
Financial assets measured at amortized cost [Member] | Time deposits [Member]
Statement [Line Items]
Other financial assets	206,494	505,695
Financial assets measured at amortized cost [Member] | Other [Member]
Statement [Line Items]
Other financial assets	766,455	680,199
Financial assets measured at fair value through other comprehensive income [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	6,409,119	6,302,719
Financial assets measured at fair value through other comprehensive income [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	3,413,780	3,332,209
Financial assets measured at fair value through other comprehensive income [Member] | Other [Member]
Statement [Line Items]
Other financial assets	7,838	9,644
Financial assets measured at fair value through profit or loss [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	193,816	159,186
Financial assets measured at fair value through profit or loss [Member] | Derivatives [Member]
Statement [Line Items]
Other financial assets	610,340	419,173
Financial assets measured at fair value through profit or loss [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	168,214	149,890
Financial assets measured at fair value through profit or loss [Member] | Other [Member]
Statement [Line Items]
Other financial assets	¥ 496,052	¥ 465,801